Schedule of Investments - Virtus Newfleet ABS/MBS ETF

October 31, 2024 (unaudited)

Security Description	Principal	Value
ASSET BACKED SECURITIES – 62.5%
Achv ABS Trust, Class B, Series 2023-3PL, 7.17%, 08/19/30(1)	$40,948	$41,048
Acm Auto Trust, Class A, Series 2024-2A, 6.06%, 02/20/29(1)	100,000	100,104
Adams Outdoor Advertising LP, Class A2, Series 2023-1, 6.97%, 07/15/53(1)	260,000	271,285
Affirm Asset Securitization Trust, Class A, Series 2023-B, 6.82%, 09/15/28(1)	210,000	213,157
Affirm Asset Securitization Trust, Class A, Series 2024-B, 4.62%, 09/15/29(1)	55,000	54,622
American Credit Acceptance Receivables Trust, Class E, Series 2022-1, 3.64%, 03/13/28(1)	160,000	157,627
Aqua Finance Trust, Class B, Series 2024-A, 5.06%, 04/18/50(1)	145,000	142,695
Aqua Finance Trust, Class C, Series 2019-A, 4.01%, 07/16/40(1)	71,491	68,842
Auxilior Term Funding, Class B, Series 2024-1A, 5.69%, 07/15/31(1)	88,000	89,281
Auxilior Term Funding, Class D, Series 2023-1A, 7.27%, 12/16/30(1)	210,000	213,213
Avis Budget Rental Car Funding Aesop LLC, Class C, Series 2024-5A, 6.24%, 04/20/27(1)	190,000	190,773
Avis Budget Rental Car Funding Aesop LLC, Class D, Series 2021-1A, 3.34%, 08/20/26(1)	340,000	333,089
Cajun Global LLC, Class A2, Series 2021-1, 3.93%, 11/20/51(1)	213,400	200,611
Carvana Auto Receivables Trust, Class B, Series 2024-N1, 5.63%, 05/10/30(1)	146,000	147,748
Cps Auto Receivables Trust 2024-C, Class C, Series 2024-C, 5.76%, 10/15/30(1)	145,000	146,843
FAT Brands Royalty LLC, Class A2, Series 2021-1A, 5.75%, 04/25/51(1)	68,250	57,228
FHF Trust, Class A2, Series 2023-1A, 6.57%, 06/15/28(1)	13,304	13,465
GLS Auto Receivables Issuer Trust, Class D, Series 2022-2A, 6.15%, 04/17/28(1)	135,000	136,230
Hardee's Funding LLC, Class A2, Series 2024-1A, 7.25%, 03/20/54(1)	139,300	142,543
Hertz Vehicle Financing III LLC, Class C, Series 2022-1A, 2.63%, 06/25/26(1)	140,000	137,769
HIN Timeshare Trust, Class C, Series 2020-A, 3.42%, 10/09/39(1)	62,504	59,700
Hotwire Funding LLC, Class C, Series 2021-1, 4.46%, 11/20/51(1)	325,000	307,214
Lendbuzz Securitization Trust, Class A2, Series 2023-2A, 7.09%, 10/16/28(1)	80,152	81,624
Libra Solutions LLC, Class A, Series 2024-1A, 5.88%, 09/30/38(1)	165,000	162,461
Lobel Automobile Receivables Trust, Class B, Series 2023-1, 7.05%, 09/15/28(1)	130,000	131,205
Mariner Finance Issuance Trust, Class A, Series 2020-AA, 2.19%, 08/21/34(1)	3,414	3,408
Marlette Funding Trust, Class B, Series 2023-2A, 6.54%, 06/15/33(1)	128,000	128,757
Merchants Fleet Funding LLC, Class A, Series 2023-1A, 7.21%, 05/20/36(1)	159,953	161,680

Security Description	Principal	Value
ASSET BACKED SECURITIES (continued)
Mercury Financial Credit Card Master Trust, Class A, Series 2023-1A, 8.04%, 09/20/27(1)	$315,000	$316,223
Mercury Financial Credit Card Master Trust, Class A, Series 2024-2A, 6.56%, 07/20/29(1)	60,000	60,603
Momnt Technologies Trust, Class A, Series 2023-1A, 6.92%, 03/20/45(1)	92,691	93,249
NBC Funding LLC, Class A2, Series 2021-1, 2.99%, 07/30/51(1)	295,500	280,715
Octane Receivables Trust, Class C, Series 2023-3A, 6.74%, 08/20/29(1)	100,000	102,644
Oportun Funding XIV LLC, Class A, Series 2024-1A, 6.33%, 04/08/31(1)	67,718	67,874
Oportun Funding XIV LLC, Class B, Series 2021-A, 1.76%, 03/08/28(1)	57,947	56,764
Oportun Issuance Trust, Class B, Series 2024-2, 5.83%, 02/09/32(1)	78,000	78,140
Powerpay Issuance Trust, Class A, Series 2024-1A, 6.53%, 02/18/39(1)	120,281	121,937
Purchasing Power Funding, Class B, Series 2024-A, 6.43%, 08/15/28(1)	190,000	192,183
Rckt Mortgage Trust, Class A1A, Series 2023-CES3, 7.11%, 11/25/43(1)(2)(3)	104,511	106,064
Reach ABS Trust, Class B, Series 2024-1A, 6.29%, 02/18/31(1)	190,000	192,370
Reach ABS Trust, Class B, Series 2024-2A, 5.84%, 07/15/31(1)	100,000	100,741
Tricolor Auto Securitization Trust, Class C, Series 2024-2A, 6.93%, 04/17/28(1)	325,000	330,136
Tsc Spv Funding LLC, Class A2, Series 2024-1A, 6.29%, 08/20/54(1)	100,000	99,532
United Auto Credit Securitization Trust, Class C, Series 2024-1, 7.06%, 10/10/29(1)	265,000	267,199
Veros Auto Receivables Trust, Class C, Series 2024-1, 7.57%, 12/15/28(1)	195,000	198,841
VFI ABS LLC, Class D, Series 2022-1A, 6.68%, 11/26/29(1)	100,000	100,000
ZAXBY'S Funding LLC, Class A2, Series 2021-1A, 3.24%, 07/30/51(1)	149,963	136,422
Total Asset Backed Securities
(Cost $6,835,366)		6,795,859
RESIDENTIAL MORTGAGE BACKED SECURITIES - 27.6%
A&d Mortgage Trust, Class A1, Series 2023-NQM3, 6.73%, 07/25/68(1)(4)	164,189	165,555
American Homes 4 Rent, Class B, Series 2015-SFR2, 4.30%, 10/17/52(1)	100,000	99,207
Angel Oak Mortgage Trust, Class A2, Series 2021-3, 1.31%, 05/25/66(1)(2)(3)	52,950	45,143
Angel Oak SB Commercial Mortgage Trust, Class A1, Series 2020-SBC1, 2.07%, 05/25/50(1)(2)(3)	68,942	63,922
Colt Mortgage Loan Trust, Class A1, Series 2023-4, 7.16%, 10/25/68(1)(4)	82,722	84,281

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2024 (unaudited)

Security Description	Principal	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
COLT Mortgage Loan Trust, Class A1, Series 2021-2R, 0.80%, 07/27/54(1)	$44,639	$39,183
COLT Mortgage Loan Trust, Class A1, Series 2023-3, 7.18%, 09/25/68(1)(4)	145,997	148,326
Corevest American Finance Trust, Class A1, Series 2020-1, 1.83%, 03/15/50(1)	4,785	4,762
Deephaven Residential Mortgage Trust, Class A1, Series 2021-4, 1.93%, 11/25/66(1)(2)(3)	69,531	60,343
Ellington Financial Mortgage Trust, Class A1, Series 2020-1, 2.01%, 05/25/65(1)(2)(3)	90,382	88,892
Ellington Financial Mortgage Trust, Class A1, Series 2020-2, 1.18%, 10/25/65(1)(2)(3)	123,043	114,643
Ellington Financial Mortgage Trust, Class A2, Series 2021-1, 1.00%, 02/25/66(1)(2)(3)	40,016	34,297
FirstKey Homes Trust, Class D, Series 2021-SFR1, 2.19%, 08/17/38(1)	130,000	123,304
Galton Funding Mortgage Trust, Class A23, Series 2018-1, 3.50%, 11/25/57(1)(2)(3)	103,585	92,971
JPMorgan Trust, Class A2, Series 2015-5, 6.87%, 05/25/45(1)(2)(3)	229,971	230,873
LHOME Mortgage Trust, Class A1, Series 2022-RTL3, 8.15%, 11/25/27(1)(4)	100,000	100,751
MetLife Securitization Trust, Class A1A, Series 2019-1A, 3.75%, 04/25/58(1)(2)(3)	107,745	105,466
New Residential Mortgage Loan Trust, Class A3, Series 2017-2A, 4.00%, 03/25/57(1)(2)(3)	23,439	22,332
Obx Trust, Class A1, Series 2023-NQM1, 5.93%, 11/25/63(1)(4)	86,225	86,612
Onslow Bay Financial LLC, Class A2, Series 2018-1, 5.50%, (1-Month SOFR + 0.76%), 06/25/57(1)(2)	27,145	26,648
Onslow Bay Financial LLC, Class A1, Series 2022-NQM1, 2.31%, 11/25/61(1)(2)(3)	109,316	96,598
Onslow Bay Financial LLC, Class A1A, Series 2023-NQM5, 6.57%, 06/25/63(1)(4)	176,620	178,655
Progress Residential Trust, Class C, Series 2021-SFR1, 1.56%, 04/17/38(1)	310,000	296,869
PRPM LLC, Class A1, Series 2021-RPL1, 1.32%, 07/25/51(1)(4)	81,566	74,003
Residential Mortgage Loan Trust, Class A1, Series 2020-1, 2.38%, 01/26/60(1)(2)(3)	6,966	6,820
Starwood Mortgage Residential Trust, Class A1, Series 2020-1, 2.28%, 02/25/50(1)(2)(3)	51,203	48,779
VCAT LLC, Class A1, Series 2021-NPL4, 4.87%, 08/25/51(1)(4)	26,165	26,048
VCAT LLC, Class A1, Series 2021-NPL6, 4.92%, 09/25/51(1)(4)	81,510	81,128
Verus Securitization Trust, Class A1, Series 2020-4, 2.50%, 05/25/65(1)(4)	138,922	133,845
Verus Securitization Trust, Class A1, Series 2023-8, 6.26%, 12/25/68(1)(4)	240,376	242,468
Visio Trust, Class A1, Series 2020-1R, 1.31%, 11/25/55(1)	83,855	79,499
Security Description	Principal	Value
RESIDENTIAL MORTGAGE BACKED SECURITIES (continued)
Total Residential Mortgage Backed Securities
(Cost $3,007,360)		$3,002,223
COMMERCIAL MORTGAGE BACKED SECURITIES - 6.6%
BBCMS Mortgage Trust, Class A, Series 2018-TALL, 5.72%, (1-Month SOFR + 0.92%), 03/15/37(1)(2)	$115,000	108,310
BPR Trust, Class A, Series 2022-OANA, 6.70%, (1-Month SOFR + 1.90%), 04/15/37(1)(2)	30,000	30,182
Bx Trust, Class B, Series 2018-GW, 6.12%, (1-Month SOFR + 1.32%), 05/15/35(1)(2)	165,000	164,727
Cent Trust, Class A, Series 2023-CITY, 7.42%, (1-Month SOFR + 2.62%), 09/15/38(1)(2)	150,000	151,055
Rock Trust, Class C, Series 2024-CNTR, 6.47%, 11/13/41(1)	110,000	111,232
Thpt Mortgage Trust, Class A, Series 2023-THL, 6.99%, 12/10/34(1)(2)(3)	150,000	152,548
Total Commercial Mortgage Backed Securities
(Cost $714,081)		718,054
CORPORATE BOND – 2.3%
Industrials – 2.3%
Alaska Airlines Pass-Through Trust, Class A, Series 2020-1, 4.80%, 08/15/27(1)	253,985	251,979
(Cost $251,642)
TOTAL INVESTMENTS - 99.0%
(Cost $10,808,449)		10,768,115
Other Assets in Excess of Liabilities - 1.0%		111,201
Net Assets - 100.0%		$10,879,316

(1)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers. Unless otherwise noted, 144A securities are deemed to be liquid. At October 31, 2024, the aggregate value of these securities was $10,768,115, or 99.0% of net assets.
(2)	Variable rate instrument. The interest rate shown reflects the rate in effect at October 31, 2024.
(3)	Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions.
(4)	Represents step coupon bond. Rate shown reflects the rate in effect as of October 31, 2024.

Abbreviations:
SOFR — Secured Overnight Financing Rate

Schedule of Investments - Virtus Newfleet ABS/MBS ETF (continued)

October 31, 2024 (unaudited)

Fair Value Measurements
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access. Level 2 includes observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data. Level 3 includes unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes valuation of the Fund’s investments under the fair value hierarchy levels as of October 31, 2024.

	Level 1	Level 2	Level 3	Total
Asset Valuation Inputs
Asset Backed Securities	$—	$6,795,859	$—	$6,795,859
Residential Mortgage Backed Securities	—	3,002,223	—	3,002,223
Commercial Mortgage Backed Securities	—	718,054	—	718,054
Corporate Bond	—	251,979	—	251,979
Total	$—	$10,768,115	$—	$10,768,115